Accounts receivable, net (Details Textual) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Receivable, Net [Abstract]
Legal Proceedings Receivables	$ 142,388	$ 141,636	$ 130,290
Expected Credit Loss Recognized in Trade Receivables under IFRS 9	$ 45,823